Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000243188 [Member]
Shareholder Report [Line Items]
Fund Name	Bushido Capital US Equity ETF
Class Name	Bushido Capital US Equity ETF
Trading Symbol	SMRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bushido Capital US Equity ETF (the “Fund”) for the period of September 13, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.bushidoetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$69	0.71%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (9/13/2023)
Bushido Capital U.S. Equity ETF - NAV	19.99%
Bushido Capital U.S. Equity ETF - Market	20.08%
Solactive GBS United States 1000 Index	24.38%
S&P 500 Value Index	20.65%

The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The S&P 500 Value Index is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.bushidoetf.com for more recent performance information.

Performance Inception Date	Sep. 13, 2023
Net Assets	$ 357,034,962
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 1,889,891
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$357,034,962	Portfolio Turnover Rate*	152%
# of Portfolio Holdings	51	Advisory Fees Paid	$1,889,891
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	22.7%
Consumer Discretionary	19.1%
Industrials	16.1%
Energy	16.1%
Information Technology	11.8%
Communication Services	6.2%
Financials	2.1%
Materials	2.0%
Utilities	1.9%
Consumer Staples	1.8%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Centene Corp.	2.3%
Molina Healthcare, Inc.	2.3%
Valero Energy Corp.	2.1%
Lockheed Martin Corp.	2.1%
PayPal Holdings, Inc.	2.1%
Marathon Petroleum Corp.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
Comcast Corp. - Class A	2.1%
Electronic Arts, Inc.	2.1%